Schedule I - Condensed Financial Information of Parent Schedule I - Condensed Financial Information of Parent (Statement of Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Interest income									$ 389	$ 298	$ 268
General and administrative expenses									(207)	(166)	(165)
Other expense									(68)	(60)	(53)
Gain (Loss) on Extinguishment of Debt									(15)	(78)	(186)
Interest expense									(1,117)	(911)	(1,038)
Income tax benefit (expense)									(265)	133	(216)
NET INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION	$ (903)	$ 421	$ (179)	$ 115	$ (632)	$ 343	$ 28	$ (148)	(546)	(409)	46
Related Party
Condensed Income Statements, Captions [Line Items]
Interest expense									(95)	(88)	(131)
Parent Company
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries and affiliates									(280)	(47)	383
Interest income									28	20	31
General and administrative expenses									(140)	(121)	(125)
Other income									14	51	26
Other expense									0	(65)	(6)
Gain (Loss) on Extinguishment of Debt									0	0	(146)
Interest expense									(163)	(74)	(163)
Income (loss) before income taxes									(511)	(208)	29
Income tax benefit (expense)									(35)	(201)	17
NET INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION									(546)	(409)	46
Parent Company | Related Party
Condensed Income Statements, Captions [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									$ 30	$ 28	$ 29